DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2013
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

6. DISCONTINUED OPERATIONS

On December 3, 2011, the Company entered into an equity purchase and sale agreement with a third-party to dispose 100% equity interest in Yuanping for a total consideration of US$11,276 (RMB71,050) cash. Yuanping owns and operates one hydroelectric station located in the Fujian Province, the PRC. On the same day, an agreement was entered into between Yuanping and Yuheng whereby Yuanping is assigned a right to use 36.48% of the water generated by Yuheng’s dam and reservoir at nil consideration with immediate effect. The dam and reservoir legally owned by Yuheng had been utilized in power generation by both Yuanping and Yuheng historically. The disposal date was March 2, 2012, which was the date the Company lost effective control over Yuanping. Accordingly, the operating results of Yuanping have been presented as discontinued operations in the consolidated statements of comprehensive income for all years presented.

On October 18, 2012, the Company entered into an equity purchase and sale agreement with a third-party to dispose 100% equity interest in Yuheng for a total consideration of US$21,269 (RMB134,000) cash. Yuheng owns and operates one hydroelectric station located in the Fujian Province, the PRC. The disposal date was October 31, 2012, which was the date the Company lost effective control over Yuheng. Accordingly, the operating results of Yuheng have been presented as discontinued operations in the consolidated statements of comprehensive income for all years presented.

The breakdown of assets and liabilities attributable to discontinued operations as of the disposal dates and the results of discontinued operations for the years presented are as follows:

(a)         Assets and liabilities attributable to discontinued operations

The breakdown of assets and liabilities attributable to discontinued operations of Yuanping as of the date of disposal on March 2, 2012 is as follows:

March 2, 2012
US$
Assets:
Cash and cash equivalents	56
Property, plant and equipment, net	17,304
Goodwill	3,219
Intangible assets, net	617
Deferred tax assets	259
Prepayments and other current assets	328
Total	21,783

Liabilities:
Current portion of long-term loans	477
Accrued expenses and other current liabilities	163
Long-term loans	10,489
Deferred tax liabilities	827
Total	11,956

The breakdown of assets and liabilities attributable to discontinued operations of Yuheng as of the date of disposal on October 31, 2012 is as follows:

October 31, 2012
US$
Assets:
Cash and cash equivalents	472
Property, plant and equipment, net	18,509
Goodwill	23,448
Intangible assets, net	1,916
Deferred tax assets	174
Prepayment and other current assets	241
Total	44,760

Liabilities:
Current portion of long-term loans	14,920
Accrued expenses and other current liabilities	2,256
Long-term loans	7,301
Deferred tax liabilities	2,046
Other non-current liabilities	33
Total	26,556

(b)         Results of discontinued operations

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Revenues	4,737	4,661	—
Cost of revenues	(2,098)	(1,131)	—
General and administrative expenses	(226)	(176)	—
Interest income	2	2	—
Interest expense	(2,580)	(1,634)	—
Other (loss) income, net	(16)	3,543	—
Income tax expense	(101)	(1,358)	—
Net (loss) income from discontinued operations	(282)	3,907	—

The gain on disposal of US$1,819 and US$1,907, net of tax effects of US$959, from the dispositions of Yuanping and Yuheng, respectively, was included in “Other (loss) income, net”  from discontinued operations for the year ended December 31, 2012.

(c)          No allocation of cash flows has been made between continuing and discontinued operations, as the cash flows provided by or used in the operating, investing and financing activities of the discontinued operations were insignificant.